Long-Term Investments	12 Months Ended
Dec. 31, 2025
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

10. LONG-TERM INVESTMENTS

The Company’s long-term investments consisted of the following:

Equity method investments	Amounts
	RMB	USD
Balance as of December 31, 2023	8,326	1,191
Capital contribution by the Company	3,000	429
Gain attributable to nonconsolidated entity	579	82
Balance as of December 31, 2024	11,905	1,702
Capital contribution by the Company	7,000	1,001
Gain attributable to nonconsolidated entity	957	137
Balance as of December 31, 2025	19,862	2,840

Equity Investee Financial Summary

Summary financial information for our equity investees was as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Revenues	43,446	56,720	8,111
Gross profit	27,949	38,447	5,498
Net income	1,506	1,953	279

	For the years ended December 31,
	2024	2025
	RMB	RMB	US$
Total assets	73,390	92,186	13,182
Total liabilities	41,467	51,310	7,337

In June 2016, the Company through its subsidiary, Shanghai Jinxin, and a third company jointly set up Shanghai Diyi Educational Technology Limited (“Shanghai Diyi”). The Company injected capital of RMB10,000, RMB3,000, RMB3,000 and RMB4,000 in July 2020, March 2024, March 2025 and December 2025, respectively, and hold 49.01% of equity interest in Shanghai Diyi. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions.